Stradley, Ronon, Stevens & Young, LLP

191 North Wacker Drive, Suite 1600

Chicago, IL 60606

(312) 564-3500

September 25, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Invesco Actively Managed Exchange-Traded Fund Trust
(the “Registrant”) – Form N-1A

File Nos.: 333-147622 and 811-22148

Dear Sir or Madam:

Please accept for filing this Post-Effective Amendment (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to amend and update certain information contained in Post-Effective Amendment No. 415 to the Registrant’s Registration Statement, filed on September 9, 2020. It is proposed that the Amendment become effective on November 24, 2020.

If you have any questions or comments regarding this filing, please telephone me at (312) 964-3505.

Very truly yours,

/s/ Mark R. Greer

Mark R. Greer, Esq.